Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Leasehold improvements	10 years
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Buildings	20 years
Machinery and equipment	3 years
Computer and software	3 years
Capitalized software	3 years
Furniture and fixtures	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Buildings	39 years
Machinery and equipment	7 years
Computer and software	5 years
Capitalized software	5 years
Furniture and fixtures	7 years